Parent Only Financial Information	6 Months Ended
Jun. 30, 2026
Condensed Financial Information Disclosure [Abstract]
PARENT ONLY FINANCIAL INFORMATION
20.	PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company only financial information of Neo-Concept International Group Holdings Limited.

Condensed balance sheets

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Current assets
Amount due from the subsidiaries	34,168,088	78,817,480	10,050,686
Cash and cash equivalents	—	9,652,639	1,230,890
	34,168,088	88,470,118	11,281,576
Non-current assets
Intangible assets	11,044,438	9,795,937	1,249,163
Interests in a subsidiary	780	780	99
	11,045,218	9,796,716	1,249,262

Total assets	45,213,306	98,266,834	12,530,838

Liabilities and shareholders’ equity
Current liabilities
Accrual	1,089,662	1,634,494	208,428
Total liabilities	1,089,662	1,634,494	208,428

Shareholders’ equity
Class A Ordinary shares USD0.0025 par value, 19,500,000 Class A shares authorized, and 2,289,253 shares issued and outstanding as of 30 June 2026* and	8,443	44,547	5,681
Class B Ordinary shares, USD0.0025 par value, 500,000 shares authorized, and 75,000 shares issued and outstanding as of 30 June 2026*	1,463	1,463	186
Additional paid-up capital	50,994,645	108,956,707	13,893,995
Accumulated losses	(6,880,907)	(12,370,377)	(1,577,452)
Total shareholders’ equity	44,123,644	96,632,340	12,322,410
Total liabilities and shareholders’ equity	45,213,306	98,266,834	12,530,838

*	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025; (ii) share consolidation of 5 to 1 on June 16, 2025 and (iii) share consolidation of 8 to 1 on May 18, 2026.

Condensed statements of loss

	For the six months ended June 30,
	2025	2026	2026
	HKD	HKD	USD
Operating expenses
Amortization of intangible asset	1,241,642	1,248,502	159,207
Professional fee	2,177,751	2,312,443	294,879
Other general and administrative expenses	357,950	1,928,525	245,923
Total operating expenses	3,777,343	5,489,470	700,009
Loss before income taxes	3,777,343	5,489,470	700,009
Income taxes	—	—	—
Net loss	3,777,343	5,489,470	700,009

Condensed statements of cash flows

	For the six months ended June 30,
	2025	2026	2026
	HKD	HKD	USD
Cash flows from operating activities
Net loss	(3,777,343)	(5,489,470)	(700,009)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of intangible assets	1,241,642	1,248,502	159,207
Amount due from the subsidiaries	—	390,000	49,732
Accrual	(543,739)	544,832	69,476
Cash used in operating activities	(3,079,440)	(3,306,136)	(421,594)

Cash flows from financing activities
Proceeds from share placing	—	57,998,166	7,395,839
Advanced from/(to) subsidiaries	3,063,837	(45,039,391)	(5,743,355)
Cash generated from financing activities	3,063,837	12,958,775	1,652,484
Net (decrease) increase in cash and cash equivalents	(15,603)	9,652,639	1,230,890
Cash and cash equivalents at the beginning of the period	15,851	—	—
Cash and cash equivalents at the end of the year/period	248	9,652,639	1,230,890

(i)	Basis of presentation

The Company was incorporated under the laws of the Cayman Islands as an exempted company with limited liability on July 29, 2021 and as a holding company.

Neo-Concept Apparel Group Limited (“NCA”), a British Virgin Island business company limited by shares, is the immediate holding company of Neo-Concept International Company Limited, which, in turn, holds the entire equity interests in Neo-Concept International Company Limited, a company incorporated in Hong Kong with limited liability, and Neo-Concept (UK) Limited, a company incorporated in the UK with limited liability.

NCA is also the immediate holding company of Neo-Concept Exquisite Couture Limited, which, in turn, holds the entire equity interests in Neo-Concept Exquisite Couture Limited, a company incorporated in BVI, Neo-Concept Elite Fashion Company L.L.C, a company incorporated in BVI and Neo-Concept (UK) Limited, a company incorporated in the UAE and 50% equity interests in Lineowa Fashion and Life Style L.L.C, a company incorporated in the UAE.

In April 2026, NCA incorporated two wholly own subsidiaries, NC Asia International Company Limited and NC ASIA Investment Company Limited, which are company incorporated in Hong Kong with limited liabilities.

In the condensed parent-company-only financial statements, the Company’s investment in NCA is stated at cost.

The condensed parent-company-only financial statements are presented as if the incorporation of the Company and its acquisition of NCA had taken place at January 1, 2020 and throughout the period as at the date before the Group Reorganization.